Retirement-Related Benefits (Details 8) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Pension Plans
Expected Benefit Payments
Expected benefit payments, 2012	$ 5,735
Expected benefit payments, 2013	5,765
Expected benefit payments, 2014	5,816
Expected benefit payments, 2015	5,920
Expected benefit payments, 2016	5,957
Expected benefit payments, 2017-2021	30,718
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Plans with PBO in excess of plan assets, Benefit Obligation	83,777	21,589
Plans with PBO in excess of plan assets, Plan Assets	70,570	10,627
Plans with ABO in excess of plan assets, Benefit Obligation	83,184	21,166
Plans with ABO in excess of plan assets, Plan Assets	70,512	10,576
Plans with assets in excess of PBO, Benefit Obligation	13,169	72,288
Plans with assets in excess of PBO, Plan Assets	16,011	75,355
Qualified PPP (Qualified defined benefit pension plans) | U.S. Plan(s)
Expected Benefit Payments
Expected benefit payments, 2012	3,273
Expected benefit payments, 2013	3,313
Expected benefit payments, 2014	3,353
Expected benefit payments, 2015	3,420
Expected benefit payments, 2016	3,401
Expected benefit payments, 2017-2021	17,261
Excess PPP (Nonqualified defined benefit pension plans) | U.S. Plan(s)
Expected Benefit Payments
Expected benefit payments, 2012	98
Expected benefit payments, 2013	102
Expected benefit payments, 2014	105
Expected benefit payments, 2015	108
Expected benefit payments, 2016	110
Expected benefit payments, 2017-2021	579
Qualified defined benefit pension plans | Non-U.S. Plans
Expected Benefit Payments
Expected benefit payments, 2012	2,015
Expected benefit payments, 2013	1,996
Expected benefit payments, 2014	2,000
Expected benefit payments, 2015	2,024
Expected benefit payments, 2016	2,068
Expected benefit payments, 2017-2021	10,767
Nonqualified defined benefit pension plans | Non-U.S. Plans
Expected Benefit Payments
Expected benefit payments, 2012	348
Expected benefit payments, 2013	354
Expected benefit payments, 2014	358
Expected benefit payments, 2015	368
Expected benefit payments, 2016	377
Expected benefit payments, 2017-2021	2,110
Nonpension Postretirement Plans
Expected Benefit Payments
Expected benefit payments, 2012	505
Expected benefit payments, 2013	527
Expected benefit payments, 2014	471
Expected benefit payments, 2015	461
Expected benefit payments, 2016	480
Expected benefit payments, 2017-2021	2,348
Nonpension Postretirement Plans | U.S. Plan(s)
Expected Benefit Payments
Expected benefit payments 2012	492
Expected benefit payments 2013	509
Expected benefit payments 2014	448
Expected benefit payments 2015	432
Expected benefit payments 2016	425
Expected benefit payments 2017-2021	2,003
Less: IBM Share of Expected Medicare Subsidy
Share of Expected Medicare Subsidy, 2012	(26)
Share of Expected Medicare Subsidy, 2013	(26)
Share of Expected Medicare Subsidy, 2014	(25)
Share of Expected Medicare Subsidy, 2015	(23)
Expected Benefit Payments
Expected benefit payments, 2012	466
Expected benefit payments, 2013	483
Expected benefit payments, 2014	423
Expected benefit payments, 2015	409
Expected benefit payments, 2016	425
Expected benefit payments, 2017-2021	2,003
Postretirement Medical Plans with Prescription Drug Benefits
Expected amount of federal subsidy receipts, expected to extend until 2015	196
Subsidy used by the entity to reduce its obligation and cost	100
Contribution by Employer of Remaining Subsidy to Reduce Contributions Required by the Participants	96
Total Subsidy received by the company under Medicare Prescription Drug Improvement and Modernization Act of 2003	36	45
Impact of the subsidy resulted in a reduction in APBO	93	107
Impact of the subsidy resulted in a reduction in net periodic cost	37	19	28
Qualified Nonpension Postretirement Plan | Non-U.S. Plans
Expected Benefit Payments
Expected benefit payments, 2012	7
Expected benefit payments, 2013	8
Expected benefit payments, 2014	9
Expected benefit payments, 2015	10
Expected benefit payments, 2016	10
Expected benefit payments, 2017-2021	63
Nonqualified Nonpension Postretirement Plan | Non-U.S. Plans
Expected Benefit Payments
Expected benefit payments, 2012	32
Expected benefit payments, 2013	36
Expected benefit payments, 2014	39
Expected benefit payments, 2015	42
Expected benefit payments, 2016	45
Expected benefit payments, 2017-2021	$ 282